Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net cash flows from operating activities	€ 434	€ 762	€ 864
Net cash flows from investing activities	1,010	300	(1,996)
Net cash flows from financing activities	(2,035)	(1,755)	(3,241)
Net increase / (decrease) in cash and cash equivalents	€ (591)	€ (694)	€ (4,373)